Long-Term Equity Investments - Summary of Warrants Held (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Long Term Investments - warrants held [line items]
Fair Value at Beginning			$ 3,637
Fair Value Adjustment Gains (Losses)	$ (194)	$ 333	(1,145)	$ 262
Fair Value at Ending	2,492		2,492
Other Long Term Warrants Held Member [Member]
Long Term Investments - warrants held [line items]
Fair Value at Beginning	2,686	94	3,637
Cost of Addition				165
Fair Value Adjustment Gains (Losses)	(194)	333	(1,145)	262
Fair Value at Ending	$ 2,492	$ 427	$ 2,492	$ 427